INTANGIBLE ASSETS	6 Months Ended
Jun. 30, 2024
Intangible Assets [Abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS
The partnership’s intangible assets are presented on a cost basis, net of accumulated amortization and accumulated impairment losses in the condensed consolidated balance sheets. These intangible assets primarily represent the trademark assets related to U.K. and Ireland Short Stay.

The trademark assets of U.K. and Ireland Short Stay had a carrying amount of $901 million as of June 30, 2024 (December 31, 2023 - $905 million). They have been determined to have an indefinite useful life as the partnership has the legal right to operate these trademarks exclusively in certain territories in perpetuity. The business model of U.K. and Ireland Short Stay is not subject to technological obsolescence or commercial innovations in any material way.

Intangible assets by class	Useful life (in years)
Trademarks	Indefinite
Management contracts	25
Customer relationships	22
Other	4 to 88
Intangible assets with indefinite useful lives and intangible assets not yet available for use are tested for impairment at least annually and whenever there is an indication that the asset may be impaired. Intangible assets with finite useful lives are amortized over their respective useful lives as listed above. Amortization expense is recorded as part of depreciation and amortization of non-real estate assets expense. The partnership did not identify any impairment indicators as of June 30, 2024 and for the year ended December 31, 2023.

The following table presents the components of the partnership’s intangible assets as of June 30, 2024 and December 31, 2023:

(US$ Millions)	Jun. 30, 2024	Dec. 31, 2023
Cost	$1,138	$1,138
Accumulated amortization	(97)	(84)
Total intangible assets	$1,041	$1,054

The following table presents a roll forward of the partnership’s intangible assets for the six months ended June 30, 2024 and the year ended December 31, 2023:

	Six months ended	Year ended
(US$ Millions)	Jun. 30, 2024	Dec. 31, 2023
Balance, beginning of period	$1,054	$966
Acquisitions	10	9
Disposals	(2)	1
Amortization	(14)	(29)
Acquisition of Foreign Investments(1)	—	60
Foreign currency translation	(7)	49
Other	—	(2)
Balance, end of period	$1,041	$1,054
(1)See Note 28, Related Parties for further information on the Acquisition of Foreign Investments.